Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2013
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
Note 15 - Financial Instruments and Risk Management

The Company measures its long-term bank loans and net written put option (see Note 1A)  at fair value. In accordance with ASC 820-10, the Company's long-term bank loans and foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The net written put option is classified within Level 3 because it is valued using a Binomial model which utilizes significant inputs that are unobservable in the market such as expected stock price volatility, risk-free interest rate and the dividend yield, and remaining period of time the options will be outstanding before they expire.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, aggregated by the level in the fair-value hierarchy within which those measurements fall:

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2013	2013	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	788	704	-	704	-

Net written put option	554	554	-	-	554

Total	1,342	1,258	-	704	554

			Quoted prices	Significant
	December 31,	December 31,	in active	other	Significant
	2012	2012	markets for	observable	unobservable
	Carrying		identical assets	inputs	inputs
	Amount	Fair value	(Level 1)	(Level 2)	(Level 3)
Liabilities :

Long-term debt	1,296	1,271	-	1,271	-

Net written put
option	497	497	-	-	497

Total	1,793	1,768	-	1,271	497

In addition to the above, the Company's financial instruments at December 31, 2013 and 2012, consisted of cash and cash equivalents, bank deposits, trade and other accounts receivable, other current assets, short-term credit provided by financial institutions, and trade and other payables. The carrying amounts of all the aforementioned financial instruments, at face value or cost plus accrued interest, approximate fair value due to the short maturity of these instruments.

The changes in the Company's liabilities measured at fair value using significant unobservable inputs (Level 3), during the years ended December 31, 2013 and 2012 were changes in the fair value of the net written put option charged to financial expense in the Consolidated Statement of Comprehensive Income of $35 and $135, respectively, and translation adjustments included in financial income in the Consolidated Statement of Comprehensive Income $(15) and $9, respectively.

These Consolidated Financial Statements do not include any nonrecurring fair value measurements relating to assets and liabilities for which the Company has adopted the provisions of ASC Topic 820.